Derivative Instruments and Hedging Activities - Cash Flow Hedges Included in Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Loss After-tax	$ 10	$ 10
Portion Expected to be Reclassified to Income during the Next 12 Months	1	1
Interest Rate [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Loss After-tax	10	10
Portion Expected to be Reclassified to Income during the Next 12 Months	$ 1	$ 1
Maximum Term	236 months	248 months